PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment

Premises and equipment are summarized as follows:

	December 31,
	2012	2011
Land	$1,359,497	$1,359,497
Buildings and improvements	9,172,868	8,931,190
Furniture and equipment	4,542,210	4,486,276

	15,074,575	14,776,963
Accumulated depreciation	(6,112,352)	(5,639,914)

	$8,962,223	$9,137,049

Minimum Monthly Lease Payments Under Noncancelable Operating Leases	The following represents the minimum monthly lease payments under noncancelable operating leases:

2013	$23,400
2014	14,850
2015	12,000
2016	12,000
2017	5,000

Total	$67,250